CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 823	$ 764
Restricted cash	323	261
Trade receivables and other current assets	1,863	1,683
Financial instrument assets	86	60
Due from related parties	61	35
Assets held for sale	0	58
Current assets	3,156	2,861
Financial instrument assets	486	262
Equity-accounted investments	1,164	1,107
Property, plant and equipment, at fair value	49,594	49,432
Intangible assets	216	218
Goodwill	1,185	966
Deferred income tax assets	205	197
Other long-term assets	1,024	824
Total Assets	57,030	55,867
Current liabilities
Accounts payable and accrued liabilities	772	779
Financial instrument liabilities	440	400
Due to related parties	361	164
Corporate borrowings	440	0
Non-recourse borrowings	2,279	1,818
Provisions	35	55
Liabilities directly associated with assets held for sale	0	6
Current liabilities	4,327	3,222
Financial instrument liabilities	585	565
Corporate borrowings	2,110	2,149
Non-recourse borrowings	18,586	17,562
Deferred income tax liabilities	6,220	6,215
Provisions	766	718
Other long-term liabilities	1,435	1,440
Equity
Preferred limited partners' equity	760	881
Limited partners' equity	3,921	4,092
Total Equity	23,001	23,996
Total Liabilities and Equity	57,030	55,867
Non-controlling interests
Current assets
Property, plant and equipment, at fair value	22,054	21,600
Equity
Non-controlling interests	18,320	19,023
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	11,845	12,303
Total Equity	11,845	12,303
General partnership interest in a holding subsidiary held by Brookfield
Equity
Non-controlling interests	57	59
Total Equity	57	59
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Equity
Non-controlling interests	2,771	2,894
Total Equity	2,771	2,894
BEPC exchangeable shares
Equity
Non-controlling interests	2,454	2,562
Preferred equity
Equity
Non-controlling interests	601	613
Total Equity	601	613
Perpetual subordinated notes
Equity
Non-controlling interests	592	592
Total Equity	$ 592	$ 592